Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating lease costs	$ 11,469	$ 9,287	$ 22,668	$ 22,450
Income from sub-leases	(851)	(301)	(1,619)	(637)
Net operating lease costs	$ 10,618	$ 8,986	$ 21,049	$ 21,813